Shareholder Report	12 Months Ended	120 Months Ended
	Jul. 31, 2024 USD ($) Holding	Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Amendment Description
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000240224
Shareholder Report [Line Items]
Fund Name	Hunter Small Cap Value Fund
Class Name	Class I
Trading Symbol	HSCVX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-833-835-1171
Additional Information Website	https://www.hunterfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$110	1.02%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.02%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (December 28, 2022)
Hunter Small Cap Value Fund	16.01%	17.51%
S&P 500® Index	22.15%	28.85%
Russell 2000® Value Index	15.68%	18.04%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Dec. 28, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 53,033,254	$ 53,033,254
Holdings Count | Holding	53	53
Advisory Fees Paid, Amount	$ 103,589
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$53,033,254
Number of Portfolio Holdings	53
Advisory Fee (net of waivers)	$103,589
Portfolio Turnover	39%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	85.1%
Money Market Funds	6.7%
Reit	8.2%